Interest Expense (Income) - Schedule of Components of Net Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Revenue (Expense), Net [Abstract]
Interest expense	$ 187,282	$ 181,179	$ 177,543
Interest income	(13,702)	(11,935)	(4,012)
Interest expense, net	$ 173,580	$ 169,244	$ 173,531